ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
15.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

as at January 31,	2020	2019	2018
Accounts payable	$1,136,955	$1,398,196	$85,014
Accrued liabilities	1,449,286	3,297,310	44,796
Interest payable	902,033	285,610	22,358
	$3,488,274	$4,981,116	$152,168